SCHEDULE OF DETAILED INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 170
Ending balance	1,350	$ 170
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	166
Ending balance	408	166
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	912
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4
Ending balance	30	4
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	274	102
Additions	1,572	172
Ending balance	1,846	274
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	205	33
Additions	413	172
Ending balance	618	205
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	995
Ending balance	995
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	69	69
Additions	164
Ending balance	233	69
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	104	88
Depreciation	137	16
Depreciation on Acquired Assets	255
Ending balance	496	104
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	39	24
Depreciation	79	15
Depreciation on Acquired Assets	92
Ending balance	210	39
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation	57
Depreciation on Acquired Assets	26
Ending balance	83
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	65	64
Depreciation	1	1
Depreciation on Acquired Assets	137
Ending balance	$ 203	$ 65